PRINCIPAL ACCOUNTING POLICIES - Recent Accounting Pronouncements (Details) - ASU 2016-02 - Restatement Adjustment ¥ in Millions	Jan. 01, 2019 CNY (¥)
Total right-of-use assets	¥ 250
Total lease liabilities	¥ 300